Sales of Goods and Real Estate (Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold [Line Items]
Sales of goods	¥ 707,502	¥ 352,228	¥ 125,808
Real estate sales	126,508	98,641	54,076
Sales of goods and real estate	834,010	450,869	179,884
Costs of goods sold	641,715	308,723	107,047
Costs of real estate sold	106,544	93,298	55,942
Costs of goods and real estate sold	¥ 748,259	¥ 402,021	¥ 162,989